Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

FORTIVE CORPORATION AND SUBSIDIARIES

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

($ in millions)

Classification	Balance at Beginning of Period(a)	Charged to Costs & Expenses	Impact of Currency	Charged to Other Accounts(b)	Write Offs, Write Downs & Deductions	Balance at End of Period(a)
Year Ended December 31, 2016:
Allowances deducted from asset account
Allowance for doubtful accounts	$76.8	$31.0	$(0.7)	$0.1	$(25.3)	$81.9

Year Ended December 31, 2015:
Allowances deducted from asset account
Allowance for doubtful accounts	$71.4	$31.6	$(0.9)	$—	$(25.3)	$76.8

Year Ended December 31, 2014:
Allowances deducted from asset account
Allowance for doubtful accounts	$73.4	$26.0	$(0.7)	$0.9	$(28.2)	$71.4

(a)	Amounts include allowance for doubtful accounts classified as current and noncurrent.
(b)	Amounts related to businesses acquired, net of amounts related to businesses disposed.